Other income (expenses), net	12 Months Ended
Dec. 31, 2022
Other income (expenses), net
Other income (expenses), net
22.	Other income (expenses), net

The components of other income (expenses) net, in the years ended December 31, 2022, 2021 and 2020, are the following:

	2022		2021	2020

Cancellation of balances	$		$(157,834)	$
Land treatments in Pacific Steel, Inc.		(3,327)	(2,088)		(2,708)
Attorney’s fees
Bad debt estimate		(21,983)	(19,398)
Other expenses		(25,310)	(179,320)		(2,708)

Sale of scrap		2,450	9,993		232,157
Recovery of losses		327	9,623
Brazil tax benefits					256,698
Update of balances in favor in taxes		85,597	64,915
Agreements with clients					27,869
Other income		8,781	17,383		32,733
Other income		97,155	101,914		549,457
Other income and other (expenses), net		$71,845	$(77,406)		$546,749